Expense Example, No Redemption	Feb. 27, 2025 USD ($)
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 683
Expense Example, No Redemption, 3 Years	973
Expense Example, No Redemption, 5 Years	1,284
Expense Example, No Redemption, 10 Years	2,165
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	216
Expense Example, No Redemption, 3 Years	677
Expense Example, No Redemption, 5 Years	1,165
Expense Example, No Redemption, 10 Years	2,320
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	525
Expense Example, No Redemption, 5 Years	908
Expense Example, No Redemption, 10 Years	1,983
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	370
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	1,427
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	354
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	1,370
INVESCO BALANCED-RISK ALLOCATION FUND | INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	339
Expense Example, No Redemption, 5 Years	591
Expense Example, No Redemption, 10 Years	1,313
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	685
Expense Example, No Redemption, 3 Years	1,029
Expense Example, No Redemption, 5 Years	1,396
Expense Example, No Redemption, 10 Years	2,425
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	735
Expense Example, No Redemption, 5 Years	1,279
Expense Example, No Redemption, 10 Years	2,578
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	583
Expense Example, No Redemption, 5 Years	1,024
Expense Example, No Redemption, 10 Years	2,251
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	429
Expense Example, No Redemption, 5 Years	764
Expense Example, No Redemption, 10 Years	1,709
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	395
Expense Example, No Redemption, 5 Years	694
Expense Example, No Redemption, 10 Years	1,544
Invesco Balanced-Risk Commodity Strategy Fund | Invesco Balanced-Risk Commodity Strategy Fund - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	380
Expense Example, No Redemption, 5 Years	664
Expense Example, No Redemption, 10 Years	1,471
Invesco Core Bond Fund | Invesco Core Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	494
Expense Example, No Redemption, 3 Years	659
Expense Example, No Redemption, 5 Years	838
Expense Example, No Redemption, 10 Years	1,354
Invesco Core Bond Fund | Invesco Core Bond Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	832
Expense Example, No Redemption, 10 Years	1,625
Invesco Core Bond Fund | Invesco Core Bond Fund- Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	323
Expense Example, No Redemption, 5 Years	566
Expense Example, No Redemption, 10 Years	1,264
Invesco Core Bond Fund | Invesco Core Bond Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	165
Expense Example, No Redemption, 5 Years	294
Expense Example, No Redemption, 10 Years	669
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	142
Expense Example, No Redemption, 5 Years	250
Expense Example, No Redemption, 10 Years	565
Invesco Core Bond Fund | Invesco Core Bond Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	133
Expense Example, No Redemption, 5 Years	233
Expense Example, No Redemption, 10 Years	528
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	673
Expense Example, No Redemption, 3 Years	934
Expense Example, No Redemption, 5 Years	1,214
Expense Example, No Redemption, 10 Years	2,010
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	2,166
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	1,824
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,259
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	651
Expense Example, No Redemption, 3 Years	866
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	1,762
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,894
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,568
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
Invesco Discovery Mid Cap Growth Fund | Invesco Discovery Mid Cap Growth Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	545
Expense Example, No Redemption, 3 Years	854
Expense Example, No Redemption, 5 Years	1,184
Expense Example, No Redemption, 10 Years	2,117
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	679
Expense Example, No Redemption, 5 Years	1,185
Expense Example, No Redemption, 10 Years	2,382
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	527
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	2,050
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,498
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	329
Expense Example, No Redemption, 5 Years	577
Expense Example, No Redemption, 10 Years	1,287
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	329
Expense Example, No Redemption, 5 Years	577
Expense Example, No Redemption, 10 Years	1,287
Invesco EQV Emerging Markets All Cap Fund | Invesco EQV Emerging Markets All Cap Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	684
Expense Example, No Redemption, 3 Years	966
Expense Example, No Redemption, 5 Years	1,269
Expense Example, No Redemption, 10 Years	2,127
Invesco EQV Emerging Markets All Cap Fund | Invesco EQV Emerging Markets All Cap Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	670
Expense Example, No Redemption, 5 Years	1,149
Expense Example, No Redemption, 10 Years	2,281
Invesco EQV Emerging Markets All Cap Fund | Invesco EQV Emerging Markets All Cap Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	628
Expense Example, No Redemption, 10 Years	1,386
Invesco EQV Emerging Markets All Cap Fund | Invesco EQV Emerging Markets All Cap Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	110
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	595
Expense Example, No Redemption, 10 Years	1,317
Invesco EQV Emerging Markets All Cap Fund | Invesco EQV Emerging Markets All Cap Fund - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	1,236
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	672
Expense Example, No Redemption, 3 Years	963
Expense Example, No Redemption, 5 Years	1,274
Expense Example, No Redemption, 10 Years	2,156
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,155
Expense Example, No Redemption, 10 Years	2,311
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	898
Expense Example, No Redemption, 10 Years	1,974
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	634
Expense Example, No Redemption, 10 Years	1,418
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	575
Expense Example, No Redemption, 10 Years	1,291
Invesco Global Allocation Fund | Invesco Global Allocation Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	575
Expense Example, No Redemption, 10 Years	1,291
Invesco Global Infrastructure Fund | Invesco Global Infrastructure Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	670
Expense Example, No Redemption, 3 Years	977
Expense Example, No Redemption, 5 Years	1,305
Expense Example, No Redemption, 10 Years	2,232
Invesco Global Infrastructure Fund | Invesco Global Infrastructure Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	681
Expense Example, No Redemption, 5 Years	1,186
Expense Example, No Redemption, 10 Years	2,386
Invesco Global Infrastructure Fund | Invesco Global Infrastructure Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	930
Expense Example, No Redemption, 10 Years	2,052
Invesco Global Infrastructure Fund | Invesco Global Infrastructure Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	374
Expense Example, No Redemption, 5 Years	667
Expense Example, No Redemption, 10 Years	1,500
Invesco Global Infrastructure Fund | Invesco Global Infrastructure Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	355
Expense Example, No Redemption, 5 Years	627
Expense Example, No Redemption, 10 Years	1,405
Invesco Global Infrastructure Fund | Invesco Global Infrastructure Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	597
Expense Example, No Redemption, 10 Years	1,331
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	528
Expense Example, No Redemption, 3 Years	745
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,653
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,927
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,579
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
INVESCO Health Care Fund | INVESCO Health Care Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	651
Expense Example, No Redemption, 3 Years	866
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	1,762
INVESCO Health Care Fund | INVESCO Health Care Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,919
INVESCO Health Care Fund | INVESCO Health Care Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
INVESCO Health Care Fund | INVESCO Health Care Fund - Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,283
INVESCO Health Care Fund | INVESCO Health Care Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco International Bond Fund | Invesco International Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	527
Expense Example, No Redemption, 3 Years	766
Expense Example, No Redemption, 5 Years	1,025
Expense Example, No Redemption, 10 Years	1,764
Invesco International Bond Fund | Invesco International Bond Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	590
Expense Example, No Redemption, 5 Years	1,025
Expense Example, No Redemption, 10 Years	2,035
Invesco International Bond Fund | Invesco International Bond Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	764
Expense Example, No Redemption, 10 Years	1,691
Invesco International Bond Fund | Invesco International Bond Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	497
Expense Example, No Redemption, 10 Years	1,119
Invesco International Bond Fund | Invesco International Bond Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	457
Expense Example, No Redemption, 10 Years	1,022
Invesco International Bond Fund | Invesco International Bond Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Invesco Macro Allocation Strategy Fund | Invesco Macro Allocation Strategy Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	691
Expense Example, No Redemption, 3 Years	1,047
Expense Example, No Redemption, 5 Years	1,426
Expense Example, No Redemption, 10 Years	2,486
Invesco Macro Allocation Strategy Fund | Invesco Macro Allocation Strategy Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	754
Expense Example, No Redemption, 5 Years	1,310
Expense Example, No Redemption, 10 Years	2,640
Invesco Macro Allocation Strategy Fund | Invesco Macro Allocation Strategy Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	2,314
Invesco Macro Allocation Strategy Fund | Invesco Macro Allocation Strategy Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	796
Expense Example, No Redemption, 10 Years	1,777
Invesco Macro Allocation Strategy Fund | Invesco Macro Allocation Strategy Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	744
Expense Example, No Redemption, 10 Years	1,654
Invesco Macro Allocation Strategy Fund | Invesco Macro Allocation Strategy Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	744
Expense Example, No Redemption, 10 Years	1,654
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	642
Expense Example, No Redemption, 3 Years	840
Expense Example, No Redemption, 5 Years	1,055
Expense Example, No Redemption, 10 Years	1,673
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	175
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	1,846
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	124
Expense Example, No Redemption, 3 Years	391
Expense Example, No Redemption, 5 Years	679
Expense Example, No Redemption, 10 Years	1,498
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	235
Expense Example, No Redemption, 5 Years	410
Expense Example, No Redemption, 10 Years	917
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	216
Expense Example, No Redemption, 5 Years	377
Expense Example, No Redemption, 10 Years	845
Invesco Multi-Asset Income Fund | Invesco Multi-Asset Income Fund - CLASS R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	203
Expense Example, No Redemption, 5 Years	355
Expense Example, No Redemption, 10 Years	796
Invesco Fundamental Alternatives Fund | Invesco Multi-Strategy Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	684
Expense Example, No Redemption, 3 Years	972
Expense Example, No Redemption, 5 Years	1,281
Expense Example, No Redemption, 10 Years	2,156
Invesco Fundamental Alternatives Fund | Invesco Multi-Strategy Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	217
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,162
Expense Example, No Redemption, 10 Years	2,311
Invesco Fundamental Alternatives Fund | Invesco Multi-Strategy Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	524
Expense Example, No Redemption, 5 Years	905
Expense Example, No Redemption, 10 Years	1,974
Invesco Fundamental Alternatives Fund | Invesco Multi-Strategy Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	369
Expense Example, No Redemption, 5 Years	641
Expense Example, No Redemption, 10 Years	1,418
Invesco Fundamental Alternatives Fund | Invesco Multi-Strategy Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	566
Expense Example, No Redemption, 10 Years	1,257
Invesco Fundamental Alternatives Fund | Invesco Multi-Strategy Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	566
Expense Example, No Redemption, 10 Years	$ 1,257